13. Stock Compensation (June 2019) (Details Narrative) - shares	Jun. 30, 2019	Dec. 31, 2018
Stock Option Plan [Member]
Stock authorized for issuance	3,000,000	3,000,000
Stock Option Plan 2 [Member]
Stock authorized for issuance	3,500,000